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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   June 30, 2003
                                                -----------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
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1.    Maritime Life Assurance Company
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2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
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6.
      ---------------------------------------------------------------------------------
7.
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

John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

June 30, 2003

Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

Aber Diamond Corp                  COM          002893-10-5      535,828      19,400         X         1               19,400
Agnico Eagle Mines, Ltd.           COM          008474-10-8      461,835      29,700         X         1               29,700
Alcan Inc                          COM          01371610-5     2,205,525      52,500         X         1               52,500
Alliance Atlantis                  COM          01853E-20-4      274,950      14,100         X         1               14,100
Ampex Corp.                        COM          032092-10-8       32,154       9,320    X              0     9,320
Angiotech Pharm                    COM          34918-10-2       665,144      12,200         X         1               12,200
Ballard Power Systems              COM          05858H-10-4      623,082      33,900         X         1               33,900
Bank of Montreal                   COM          06367-11-0     2,961,480      69,600         X         1               69,600
Bank of Nova Scotia                COM          6414910-7     15,843,454     261,400         X         1              261,400
Barrick Gold                       COM          0670190-8      2,998,750     125,000         X         1              125,000
BCE Inc.                           COM          05534-B1-0     9,204,631     296,350         X         1              296,350
Bema Gold                          COM          08135F10-7       195,576     112,400         x         1              112,400
Boardwalk Equities                 COM          09661310-4       183,120      12,000         X         1               12,000
Brascan Corp                       COM          1054P-60-6     6,650,000     200,000         X         1              200,000
Brookfield PPTYS                   COM          112900-10-5      809,361      27,909         X         1               27,909
Canadian Imperial Bank             COM          13606910-1    18,078,060     335,400         X         1              335,400
Canadian National Ry               COM          13637-51-0     4,425,440      68,000         X         1               68,000
CHC Helicopter Corp                COM          12541C20-3       166,528       6,400         X         1                6,400
Coinstar Inc.                      COM          19259P-30-0      662,550      35,000    X              0    35,000
Creo Products                      COM          13566G-50-9      197,472      17,600         X         1               17,600
Decoma Intl                        COM          13566G-50-9       86,925       7,500         X         1                7,500
Descartes Systems                  COM          249906-10-8       61,710      18,700         X         1               18,700
Devon Energy Corp                  COM          25179M103      8,263,490     154,747    X              0   154,747
Dorel Industries                   COM          25822C-20-5      314,000       9,800         X         1                9,800
Enbridge Inc.                      COM          29250N10-5    11,469,649     239,300         X         1              239,300
Encana                             COM          29250510-4     2,750,026      53,192         X         1               53,192
Elrorado Gold Corp                 COM          28490210-J       176,764      74,900         X         1               74,900
Enerplus Res Fund                  COM          29274D60-4     4,792,096     153,200         X         1              153,200
Extendicare Inc.                   COM          30224T-87-1       93,312      21,600         X         1               21,600
Fairfax Fin Srv                    COM          30390110-2       963,500       4,700         X         1                4,700
Firstservice Corp                  COM          33761N10-9        99,600       4,800         X         1                4,800
Four Seasons Hotels                sub vtg shs  35100E10-4       478,082       8,206         X         1                8,206
GSI Lumonics                       COM          34542610-0       130,130      14,300         X         1               14,300
Gildan Activwear                   sub vtg shs  37591610-J       287,410       8,200         X         1                8,200
Glamis Gold, Ltd.                  COM          376775-10-2      679,515      44,500         X         1               44,500
Goldcorp Inc                       COM          38095640-9     1,048,140      64,700         X         1               64,700
Groupe CGI                         sub vtg shs  39945C10-9       699,200      87,400         X         1               87,400
Golden State Vintners              COM          38121K-20-8    1,284,455     658,695    X              0   658,695
Hummingbird Commun                 COM          44544R-10-1      167,958       6,300         X         1                6,300
ID Biomedical                      COM          44936D10-8       167,585      12,100         X         1               12,100
IAMGold                            COM          45091310-8       333,960      50,600         X         1               50,600
Intrawest Corp.                    COM          460915-20-0      302,090      17,000         X         1               17,000
IPSCO Inc.                         COM          462622-10-1      246,624      16,800         X         1               16,800
Kingsway Financial                 COM          49690410-3       282,855      17,300         X         1               17,300
LodgeNet Entertainment             COM          540211-10-9    1,750,400     160,000    X              0   160,000
Magna Intl                         sub vtg shs  55922240-1     3,946,755      43,500         X         1               43,500
Manulife Financial                 COM          56501R10-6     7,332,480     192,000         X         1              192,000
Masonite Intl                      COM          575338410-2      529,720      19,000         X         1               19,000
Methanex                           COM          59151K-10-8      645,213      44,900         X         1               44,900
Meridian Gold                      COM          58997510-1       537,460      34,900         X         1               34,900
Moore Wallace                      COM          61585710-9       854,546      43,400         X         1               43,400
Nabors Industries, Inc.            COM          G6359F-10-3   13,357,187     337,900    X              0   337,900
Open Text Corp.                    COM          683715-10-6      263,028       6,900         X         1                6,900
Pan American Silver                COM          697900-10-8      169,920      18,000         X         1               18,000
Petro CDA                          COM          71644E10-2     5,126,200      95,000         X         1               95,000
Petrokazakhstan                    COM          71649P90-2       458,950      27,400         X         1               27,400
QLT Phototherapeut                 COM          746927-10-2      415,044      24,300         X         1               24,300
Quebecor Printing                  COM          748203-10-6    4,747,846     190,600         X         1              190,600
Research In Motion                 COM          760975-10-2      601,108      20,600         X         1               20,600
Rogers Wireless                    COM          788087-10-2      114,000       5,000         X         1                5,000
Royal Bank of CDA                  COM          788087-10-2   14,390,904     250,800         X         1              250,800
Smithfield Foods                   COM          832248-10-8   89,233,703   3,893,268    X              0 3,893,268
Steinway Musical Inst.             COM          858495-10-4   22,514,076   1,461,953    X              0 1,461,953
Sunlife Financial                  COM          86679610-5     5,352,154     191,285         X         1              191,285
Tesco                              COM          88157K10-1       155,848      12,100         X         1               12,100
Thomson Corp                       COM          88157K10-1     5,088,000     120,000         X         1              120,000
Ultra Petroleum                    COM          9391410-9        452,313      26,100         X         1               26,100
Vasogen                            COM          9223F10-3        118,736      18,100         X         1               18,100
Zarlink Semiconductor              COM          98913910-0       315,700      45,100         X         1               45,100



TOTALS                                                       280,825,307  10,768,825                     6,710,883  4,057,942
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